Note 32 - Financial Instruments and Risk Management - Effect of Gold Prices on Derivative Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Put option derivative [member]
Statement Line Items [Line Items]
Increase by 5% of the gold price	$ 0	$ 0
Decrease by 5% of the gold price	22	0
Increase by 5% of the gold price	0	0
Decrease by 5% of the gold price	22	0
Gold loan derivative [member]
Statement Line Items [Line Items]
Increase by 5% of the gold price	0	143
Decrease by 5% of the gold price	0	(143)
Increase by 5% of the gold price	0	143
Decrease by 5% of the gold price	0	(143)
Call option derivative [member]
Statement Line Items [Line Items]
Increase by 5% of the gold price	0	11
Decrease by 5% of the gold price	0	(11)
Increase by 5% of the gold price	0	11
Decrease by 5% of the gold price	$ 0	$ (11)